Income Taxes - Components of provision for income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal	$ 896	$ 72	$ (242)
State	0	(34)	10
Total current income tax expense (benefit)	896	38	(232)
Deferred:
Federal	0	0	0
State	0	0	0
Total deferred income tax (benefit) expense	0	0	0
Income Tax Expense (Benefit), Total	$ 896	$ 38	$ (232)